Financial Instruments - Summary of Financial Assets Classified by Type and Category (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets [Line Items]
Hedging derivatives, current	$ 322,316	$ 39,022,012
Trade and other current receivables	511,455,330	478,170,067
Derivative instruments	322,316	39,022,012
Other financial assets	1,310,595	40,303,173
Trade accounts receivable and other accounts receivable	3,734,116	2,829,368
Hedging derivatives, non-current	4,871,397	4,191,543
Derivative instruments	4,871,397	4,191,543
Other financial assets	7,220,620	7,269,669
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Assets [Line Items]
Equity instruments		90,839
Derivative instruments	1,618,318	1,491,497
Total Current	1,618,318	1,582,336
Derivative instruments		36,086
Total Non-current		36,086
Total	1,618,318	1,618,422
Financial assets measured at amortised cost [member]
Disclosure Of Financial Assets [Line Items]
Trade and other current receivables	576,740,203	529,467,040
Other financial assets	860,425	880,268
Total Current	577,600,628	530,347,308
Trade accounts receivable and other accounts receivable	347,981,527	60,527,843
Other financial assets	2	689,146
Total Non-current	347,981,529	61,216,989
Total	925,582,157	591,564,297
Financial assets at fair value with changes in other Comprehensive Income [Member]
Disclosure Of Financial Assets [Line Items]
Equity instruments	127,854	269,031
Derivative instruments	1,323,556	1,423,613
Total Current	1,451,410	1,692,644
Equity instruments	2,349,221	2,352,894
Total Non-current	2,349,221	2,352,894
Total	3,800,631	4,045,538
Derivatives Designated as Hedges [Member]
Disclosure Of Financial Assets [Line Items]
Derivative instruments	277,702	39,022,012
Total Current	277,702	39,022,012
Derivative instruments	4,871,397	4,191,543
Total Non-current	4,871,397	4,191,543
Total	$ 5,149,099	$ 43,213,555